Accounts Payable And Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 122,508	$ 109,297
Accrued liabilities	103,520	75,201
Income taxes payable	9,379	5,611
VAT and other taxes payable	4,401	7
Accounts payable and accrued liabilities	$ 239,808	$ 190,116